PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

22. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	842,175	1,044,691	150,060
Amount due from a shareholder	147,559	—	—
Amounts due from subsidiaries	2,376,784	8,799,751	1,264,005
Other current assets	—	5,234	752
Total current assets	3,366,518	9,849,676	1,414,817
Non-current assets:
Investments in subsidiaries and VIE	(996,250)	(4,660,082)	(669,379)
Total non-current assets	(996,250)	(4,660,082)	(669,379)
Total assets	2,370,268	5,189,594	745,438
LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	—	129,470	18,597
Warrant liability	19,520	—	—
Total current liabilities	19,520	129,470	18,597
Non-current liabilities:
Total non-current liabilities	—	—	—
Total liabilities	19,520	129,470	18,597
Mezzanine equity:
Series A convertible redeemable preferred shares (US$0.001 par value; 2,000,000 shares and nil authorized as of December 31, 2018 and December 31, 2019, respectively; 544,688 and nil issued and outstanding as of December 31, 2018 and December 31, 2019 respectively)	2,113,347	—	—
Series B convertible redeemable preferred shares (US$0.001 par value; 1,000,000 shares and nil authorized as of December 31, 2018 and December 31, 2019, respectively; 272,343 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	2,164,994	—	—
Total mezzanine equity	4,278,341	—	—

	As of December 31,
	2018	2019
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ DEFICITS
Shareholders’ deficits:
Class A ordinary shares (US$0.000002 par value; nil and 20,000,000,000 shares authorized as of December 31, 2018 and December 31, 2019, respectively, nil and 664,687,728 issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	—	8	1
Class B ordinary shares (US$0.000002 par value; nil and 5,000,000,000 shares authorized as of December 31, 2018 and December 31, 2019, respectively; nil and 1,277,687,072 issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	—	13	2
Ordinary shares (US$0.001 par value; 45,400,000 and nil shares authorized as of December 31, 2018 and December 31, 2019, respectively; 750,000 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	—	—	—
Angel-1 shares (US$0.001 par value; 1,000,000 shares and nil authorized; 915,750 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	743,376	—	—
Angel-2 shares (US$0.001 par value; 600,000 shares and nil authorized; 513,000 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively) (Angel-1 shares and Angel-2 shares, collectively “Angel Shares”)	512,812	—	—
Additional paid-in capital	65,000	11,846,341	1,701,620
Accumulated deficit	(3,246,705)	(6,863,595)	(985,894)
Accumulated other comprehensive loss	(2,076)	77,357	11,112
Total shareholders’ (deficits)/equity	(1,927,593)	5,060,124	726,841

Total liabilities, mezzanine equity and shareholders’ equity	2,370,268	5,189,594	745,438

Condensed statements of comprehensive loss

	For the
	period from
	June 16
	(date of
	inception)
	through	For the year ended
	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating loss
General and administrative expenses	—	(557)	(25,773)	(3,702)
Foreign exchange loss	—	(264)	(29)	(4)
Change in the fair value of warrant liability	—	(19,276)	(8,322)	(1,195)
Share of losses from subsidiaries and VIE	(56,371)	(1,602,848)	(3,164,198)	(454,509)
Interest income	—	3,823	43,606	6,264
Other income	—	—	(3,635)	(522)
Interest and financing expenses	—	(30)	(82)	(12)
Net loss before income taxes	(56,371)	(1,619,152)	(3,158,433)	(453,680)
Income tax expense	—	—	—	—
Net loss	(56,371)	(1,619,152)	(3,158,433)	(453,680)
Accretion to redemption value of convertible redeemable preferred shares	—	(1,571,182)	(552,036)	(79,295)
Deemed distribution to a certain holder of Series B Preferred Shares	—	—	(2,127)	(306)
Net loss attributable to the Company’s ordinary shareholders and angel shareholders	(56,371)	(3,190,334)	(3,712,596)	(533,281)
Net loss	(56,371)	(3,190,334)	(3,712,596)	(533,281)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	—	(2,076)	79,433	11,410
Total Comprehensive loss	(56,371)	(3,192,410)	(3,633,163)	(521,871)

Condensed statements of cash flows

	For the period
	from June 16
	(date of inception)
	through	For the year ended
	December 31,	December 31,
	2017	2018	2019
		RMB	RMB	US$
Net cash generated from operating activities	—	45,469	17,722	2,545
Net cash used in investing activities	—	(2,800,092)	(5,419,820)	(778,508)
Net cash generated from financing activities	—	3,596,798	5,604,614	805,052
Net increase in cash and cash equivalents	—	842,175	202,516	29,089
Cash and cash equivalents at beginning of the period/year	—	—	842,175	120,971
Cash and cash equivalents at end of the period/year	—	842,175	1,044,691	150,060

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries and VIE.

The parent company records its investments in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures . Such investments are presented on the condensed balance sheets as ''Investments in subsidiaries and the VIE” and their respective profit or loss as ''Share of loss in subsidiaries and the VIE” on the condensed statements of comprehensive loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary or VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or VIE or is otherwise committed to provide further financial support. If the subsidiary or VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net loss not recognized during the period the equity method was suspended.

The subsidiaries and VIE did not pay any dividends to the Company for the period/years presented.